SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2018
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

17.SHARE-BASED COMPENSATION

On February 26, 2013, the BOD made a resolution and approved to set up the 2013 February Plan to grant the maximum of 1,249,000 options to the Grantee. The 2013 February Plan shall be effective as of the date of its approval by the BOD. On February 27, 2017, 1,249,000 options were granted, among which 38,485 options were forfeited subsequently due to employee termination or resignation and back to the option pool.

On March 1, 2014, the BOD made a resolution and planned to set up the 2014 Plan to grant the maximum of 1,620,000 options to the management and employees. The 2014 Plan shall be effective as of the date of its approval by the BOD. Amended on June 30, 2014, the directors of the Company passed a resolution that among the 1,620,000 Class A common shares reserved for issuance, 810,000 Class A common shares with an exercise price of US$12.8902 per share may be granted and 810,000 Class A common shares with an exercise price equivalent to the offering price of the Company’s Class A common shares in its initial public offering (“IPO”). Additionally, the exercise price per share under an option granted to an U.S. citizenship shall not be less than the fair market value of a share - $32.92 on the date of grant of such Option. On December, 2016, the Compensation Committee passed a resolution to adjust the exercise price for all the 1,620,000 options under 2014 Plan to US$12.8902 per share.

The Group’s Board of Directors has approved the Company to grant various tranches of options to its management and consultants since its inception. Option grants for the years ended March 31, 2016, 2017 and 2018 are as the following:

On February 28, 2018, the Company granted 1,658,485 options with exercise price of $12.89 per share to the PRC citizen and $32.92 per share to the US citizen to certain of its management and employees, of which 1,571,884 options were vested and exercisable on the grant date, and the remaining 86,601 options have a vesting period varies from 1 month to 4 years.

The following table summarizes information regarding options granted:

	For the years ended March 31,
	2016			2017			2018
	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date
Outstanding on April 1 of year	1,900,479	6.63	12.36	889,174	5.15	10.02	612,724	5.29	10.93
Granted	—	—	—	—	—	—	1,658,485	13.01	21.30
Exercised	(995,255)	7.97	14.29	(274,565)	4.83	7.89	(242,834)	5.46	10.44
Forfeited	(16,050)	5.38	22.25	(1,885)	5.19	23.93	(9,650)	5.51	20.50

Outstanding on March 31 of year	889,174	5.15	10.02	612,724	5.29	10.93	2,018,725	11.61	19.46

The following table summarizes information with respect to share options outstanding as of March 31, 2018:

	Option outstanding				Option exercisable
Range of exercise price	Number outstanding	Weighted average remaining contractual life in years	Weighted average Exercise price per option	Aggregate intrinsic values as of March 31, 2018	Number exercisable	Weighted average Exercise price per option	Aggregate intrinsic values as of March 31, 2018
$5.13	343,990	4.98	$5.13	11,968	343,990	$5.13	11,968
$6.00	16,250	6.01	$6.00	544	16,250	$6.00	544
$12.89	1,648,485	9.92	$12.89	44,525	1,561,884	$12.89	42,186
$32.92	10,000	9.92	$32.92	70	10,000	$32.92	70

	2,018,725			$57,107	1,932,124		$54,768

There were 1,932,124 vested options, and 86,601 options expected to vest as of March 31, 2018. For options expected to vest, the weighted-average exercise price is $12.89 and aggregate intrinsic value is $2,339 as of March 31, 2018.

The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
December 31, 2010	4.67%	10 years	40.90%	—	5.13
June 8, 2011	1.11%	2.39 years	42.00%	—	0.01
February 17, 2012	2.99%	10 years	41.00%	—	5.13
March 18, 2013	2.15%	10 years	40.00%	—	5.13-6.00
September 12, 2013	3.22%	10 years	38.20%	—	6.00
February 27, 2014	3.24%	10 years	38.09%	—	5.13-6.00
August 1, 2014	3.09%	10 years	40.00%	—	16.18
October 28, 2014	3.09%	10 years	45.38%	—	5.13-6.00
February 27, 2015	3.33%	10 years	58.87%	—	5.13
February 28, 2018	3.61%	10 years	38.00%	—	12.89-32.92

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options for the options granted on and before February 27, 2015.

Risk-free interest rate was estimated based on the market yield of US Treasury Active Curves with 10 years maturity as of valuation date plus China country risk premium for the options granted on February 28, 2018.

(2)	Contractual term

The Company used the original contractual term.

(3)	Volatility

The volatility of the underlying common shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(6)	Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date.

After the closing of the IPO, the fair value of common shares is determined as the closing sales price of the shares as quoted on the principal exchange or system.

The Group recorded share-based compensation of $1,949 ,$1,941 and $34,822 during the years ended March 31, 2016, 2017 and 2018, respectively, based on the fair value on the grant dates over the requisite service period of award according to the vesting schedule for employee share option.

As of March 31, 2018, total unrecognized compensation expense relating to unvested share options was $1,710, which will be recognized in one year. The weighted-average remaining contractual term of options outstanding is 5.67 years.